UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21494

Nuveen Floating Rate Income Fund

(Exact name of registrant as specified in charter)

    333 West Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Gifford R. Zimmerman—Vice President and Secretary

    333 West Wacker Drive, Chicago, Illinois 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code:     312-917-7700

Date of fiscal year end:       July 31

Date of reporting period:  April 30, 2018

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

JFR	Nuveen Floating Rate Income Fund Portfolio of Investments April 30, 2018
(Unaudited)

Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value

	LONG-TERM INVESTMENTS – 154.4% (96.2% of Total Investments)

	VARIABLE RATE SENIOR LOAN INTERESTS – 128.7% (80.2% of Total Investments) (2)

	Aerospace & Defense – 2.4% (1.5% of Total Investments)

$2,654	Sequa Corporation, Term Loan, Second Lien	11.312%	1-Month LIBOR	9.000%	4/28/22	CCC	$2,694,643
7,650	Sequa Corporation, Term Loan B	7.071%	3-Month LIBOR	5.000%	11/28/21	B–	7,761,114
2,914	Transdigm, Inc., Term Loan E	4.651%	1-Month LIBOR	2.750%	5/14/22	Ba2	2,929,509
983	Transdigm, Inc., Term Loan F	4.789%	3-Month LIBOR	2.750%	6/09/23	Ba2	987,922
1,313	Transdigm, Inc., Term Loan G, First Lien	4.712%	3-Month LIBOR	2.500%	8/22/24	Ba2	1,321,255
15,514	Total Aerospace & Defense						15,694,443

	Air Freight & Logistics – 0.6% (0.4% of Total Investments)

1,677	PAE Holding Corporation, Term Loan B	7.494%	2-Month LIBOR	5.500%	10/20/22	B+	1,687,818
2,166	XPO Logistics, Inc., Term Loan B	3.920%	3-Month LIBOR	2.000%	2/24/25	BB+	2,180,979
3,843	Total Air Freight & Logistics						3,868,797

	Airlines – 2.0% (1.2% of Total Investments)

3,354	American Airlines, Inc., Replacement Term Loan	3.900%	1-Month LIBOR	2.000%	6/27/20	BB+	3,363,294
4,098	American Airlines, Inc., Replacement Term Loan	3.897%	1-Month LIBOR	2.000%	10/10/21	BB+	4,109,270
5,311	American Airlines, Inc., Term Loan B	3.897%	1-Month LIBOR	2.000%	12/14/23	BB+	5,323,194
12,763	Total Airlines						12,795,758

	Auto Components – 0.4% (0.3% of Total Investments)

680	Horizon Global Corporation, Replacement Term Loan	6.401%	1-Month LIBOR	4.500%	6/30/21	B+	688,913
1,985	Superior Industries International, Inc., Term Loan B	6.401%	1-Month LIBOR	4.500%	5/22/24	B1	2,003,798
2,665	Total Auto Components						2,692,711

	Automobiles – 0.9% (0.6% of Total Investments)

4,588	Chrysler Group LLC, Term Loan	3.900%	1-Month LIBOR	2.000%	12/31/18	Baa2	4,607,681
1,247	DexKo Global, Inc., Term Loan B	5.802%	3-Month LIBOR	3.500%	7/24/24	B1	1,261,488
172	DexKo Global, Inc., Term Loan B, (5)	4.363%	N/A	N/A	7/24/24	B1	173,970
6,007	Total Automobiles						6,043,139

	Biotechnology – 0.8% (0.5% of Total Investments)

5,445	Grifols, Inc., Term Loan B	3.994%	1-Week LIBOR	2.250%	1/31/25	BB	5,479,603

	Building Products – 1.2% (0.7% of Total Investments)

1,000	Ply Gem Industries, Inc., Term Loan B	6.089%	3-Month LIBOR	3.750%	3/28/25	B	1,010,940
6,561	Quikrete Holdings, Inc., Term Loan B	4.651%	1-Month LIBOR	2.750%	11/15/23	BB–	6,596,368
7,561	Total Building Products						7,607,308

	Capital Markets – 0.3% (0.2% of Total Investments)

1,952	RPI Finance Trust, Term Loan B6	4.302%	3-Month LIBOR	2.000%	3/27/23	BBB–	1,963,148

	Chemicals – 1.1% (0.7% of Total Investments)

1,215	Ineos US Finance LLC, Term Loan	3.901%	1-Month LIBOR	2.000%	4/01/24	BB+	1,220,089
2,319	Mineral Technologies, Inc., Term Loan B2	4.750%	N/A	N/A	5/07/21	BB+	2,350,742
3,839	Univar, Inc., Term Loan B	4.401%	1-Month LIBOR	2.500%	7/01/24	BB	3,877,481
7,373	Total Chemicals						7,448,312

	Commercial Services & Supplies – 4.0% (2.5% of Total Investments)

728	ADS Waste Holdings, Inc., Term Loan B	3.998%	1-Week LIBOR	2.250%	11/10/23	BB+	733,780
1,481	Fort Dearborn Holding Company, Inc., Term Loan, First Lien	6.309%	3-Month LIBOR	4.000%	10/19/23	B2	1,464,586
4,463	iQor US, Inc., Term Loan, First Lien	7.308%	3-Month LIBOR	5.000%	4/01/21	B	4,496,961
500	iQor US, Inc., Term Loan, Second Lien	11.058%	3-Month LIBOR	8.750%	4/01/22	CCC+	482,503
1,157	KAR Auction Services, Inc., Term Loan B5	4.813%	3-Month LIBOR	2.500%	3/09/23	Ba2	1,164,328
1,400	LSC Communications, Refinancing Term Loan	7.401%	1-Month LIBOR	5.500%	9/30/22	B1	1,408,750

JFR	Nuveen Floating Rate Income Fund (continued)
Portfolio of Investments April 30, 2018
(Unaudited)

Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value

	Commercial Services & Supplies (continued)

$3,448	Monitronics International, Inc., Term Loan B2, First Lien	7.802%	3-Month LIBOR	5.500%	9/30/22	B2	$3,347,161
3,306	Protection One, Inc., Term Loan	4.651%	1-Month LIBOR	2.750%	5/02/22	BB–	3,330,873
4,268	Skillsoft Corporation, Initial Term Loan, First Lien, (DD1)	6.627%	1-Month LIBOR	4.750%	4/28/21	B–	4,058,344
1,960	Universal Services of America, Initial Term Loan, First Lien	6.052%	3-Month LIBOR	3.750%	7/28/22	B+	1,926,513
1,750	Universal Services of America, Term Loan, Second Lien	10.401%	1-Month LIBOR	8.500%	7/28/23	B–	1,735,239
1,510	West Corporation, Term Loan B	5.901%	1-Month LIBOR	4.000%	10/10/24	Ba3	1,523,368
342	West Corporation, Term Loan B12	5.901%	1-Month LIBOR	4.000%	10/10/24	Ba3	342,890
26,313	Total Commercial Services & Supplies						26,015,296

	Communications Equipment – 0.3% (0.2% of Total Investments)

1,741	Mitel US Holdings, Inc., Incremental Term Loan	5.651%	1-Month LIBOR	3.750%	9/25/23	B+	1,755,763

	Construction & Engineering – 0.6% (0.3% of Total Investments)

2,000	KBR, Inc., Term Loan B, (WI/DD)	TBD	TBD	TBD	TBD	B+	2,017,500
1,594	Traverse Midstream Partners, Term Loan B	5.850%	6-Month LIBOR	4.000%	9/27/24	B+	1,605,297
3,594	Total Construction & Engineering						3,622,797

	Containers & Packaging – 0.8% (0.5% of Total Investments)

1,488	Berry Global, Inc., Term Loan Q	3.899%	1-Month LIBOR	2.000%	10/01/22	BBB–	1,499,291
3,813	Reynolds Group Holdings, Inc., Term Loan, First Lien	4.651%	1-Month LIBOR	2.750%	2/05/23	B+	3,841,911
5,301	Total Containers & Packaging						5,341,202

	Distributors – 0.2% (0.1% of Total Investments)

1,335	American Seafoods Group LLC, Term Loan B	4.650%	1-Month LIBOR	2.750%	8/21/23	BB–	1,339,628

	Diversified Consumer Services – 2.0% (1.2% of Total Investments)

5,813	Cengage Learning Acquisitions, Inc., Term Loan B	6.147%	1-Month LIBOR	4.250%	6/07/23	B	5,224,155
696	Education Management LLC, Tranche A, Term Loan, (6)	0.000%	N/A	N/A	7/02/20	N/R	155,734
1,567	Education Management LLC, Tranche B, Term Loan, (6)	0.000%	N/A	N/A	7/02/20	N/R	22,527
4,085	Houghton Mifflin, Term Loan B, First Lien	4.901%	1-Month LIBOR	3.000%	5/28/21	B	3,793,586
2,321	Laureate Education, Inc., Term Loan B	5.401%	1-Month LIBOR	3.500%	4/26/24	B+	2,340,110
1,316	Vertiv Co., Term Loan B	5.887%	1-Month LIBOR	4.000%	11/30/23	Ba3	1,317,094
15,798	Total Diversified Consumer Services						12,853,206

	Diversified Financial Services – 1.7% (1.1% of Total Investments)

2,737	Citco III Limited, Term Loan	4.901%	1-Month LIBOR	3.000%	3/31/22	N/R	2,766,383
1,728	Freedom Mortgage Corporation, Term Loan B	6.648%	1-Month LIBOR	4.750%	2/23/22	B+	1,754,578
2,881	Travelport LLC, Term Loan B	4.401%	2-Month LIBOR	2.500%	3/17/25	B+	2,895,419
4,107	Veritas US, Inc., Term Loan B1	6.802%	3-Month LIBOR	4.500%	1/27/23	B+	4,052,402
11,453	Total Diversified Financial Services						11,468,782

	Diversified Telecommunication Services – 7.5% (4.7% of Total Investments)

2,222	CenturyLink, Inc., Initial Term A Loan	4.651%	1-Month LIBOR	2.750%	11/01/22	BBB–	2,217,987
9,675	CenturyLink, Inc., Term Loan B	4.651%	1-Month LIBOR	2.750%	1/31/25	BBB–	9,544,831
5,826	Frontier Communications Corporation, Term Loan B	5.660%	1-Month LIBOR	3.750%	1/14/22	B+	5,766,466
3,033	Intelsat Jackson Holdings, S.A., Term Loan B	5.706%	3-Month LIBOR	3.750%	11/30/23	B1	3,056,356
465	Intelsat Jackson Holdings, S.A., Term Loan B4	6.456%	3-Month LIBOR	4.500%	1/02/24	B1	483,133
744	Intelsat Jackson Holdings, S.A., Term Loan B5	6.625%	N/A	N/A	1/02/24	B1	759,739
5,683	Level 3 Financing, Inc., Tranche B, Term Loan	4.148%	1-Month LIBOR	2.250%	2/22/24	BBB–	5,714,364
570	Presidio, Inc., Term Loan B	5.049%	3-Month LIBOR	2.750%	2/02/24	B+	573,231
8,291	WideOpenWest Finance LLC, Term Loan B	5.146%	1-Month LIBOR	3.250%	8/18/23	B	8,032,069
1,111	Windstream Corporation, Term Loan B6	5.900%	1-Month LIBOR	4.000%	3/29/21	B+	1,065,977
12,000	Ziggo B.V., Term Loan E	4.397%	1-Month LIBOR	2.500%	4/15/25	BB–	11,957,520
49,620	Total Diversified Telecommunication Services						49,171,673

	Electric Utilities – 0.9% (0.5% of Total Investments)

883	EFS Cogen Holdings LLC, Term Loan B	5.560%	3-Month LIBOR	3.250%	6/28/23	BB	888,731
921	Helix Generation, Term Loan B	5.651%	1-Month LIBOR	3.750%	6/03/24	BB	930,707
3,216	Vistra Operations Co., Term Loan B	4.401%	1-Month LIBOR	2.500%	8/04/23	BB+	3,242,562
571	Vistra Operations Co., Term Loan C	4.401%	1-Month LIBOR	2.500%	8/04/23	BB+	576,071
5,591	Total Electric Utilities						5,638,071

Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value

	Electrical Equipment – 0.5% (0.3% of Total Investments)

$1,908	TTM Technologies, Inc., Term Loan B, (DD1)	4.377%	1-Month LIBOR	2.500%	9/28/24	BB+	$1,923,376
1,358	Zebra Technologies Corporation, Term Loan B	4.362%	3-Month LIBOR	2.000%	10/27/21	BB	1,369,368
3,266	Total Electrical Equipment						3,292,744

	Energy Equipment & Services – 0.3% (0.2% of Total Investments)

1,247	Diversey, Inc., Term Loan B	4.994%	2-Month LIBOR	3.000%	9/06/24	B1	1,247,461
717	Dynamic Energy Services International LLC, Term Loan, (cash 15.278%, PIK 13.500%)	15.278%	3-Month LIBOR	13.500%	6/06/18	N/R	254,531
337	Ocean Rig UDW, Inc., Term Loan	8.000%	N/A	N/A	9/20/24	Caa1	353,741
2,301	Total Energy Equipment & Services						1,855,733

	Equity Real Estate Investment Trusts – 2.5% (1.6% of Total Investments)

6,676	Communications Sales & Leasing, Inc., Shortfall Term Loan	4.901%	1-Month LIBOR	3.000%	10/24/22	B	6,453,608
1,500	Realogy Group LLC, Term Loan A	3.895%	1-Month LIBOR	2.000%	10/23/20	N/R	1,502,497
1,858	Realogy Group LLC, Term Loan B	4.145%	1-Month LIBOR	2.250%	2/08/25	BB+	1,871,395
7,042	Walter Investment Management Corporation, Tranche B, Term Loan, First Lien, (6)	7.901%	1-Month LIBOR	6.000%	6/30/22	B–	6,637,547
17,076	Total Equity Real Estate Investment Trusts						16,465,047

	Food & Staples Retailing – 4.9% (3.1% of Total Investments)

25,288	Albertson’s LLC, Term Loan B4	4.651%	1-Month LIBOR	2.750%	8/25/21	Ba2	25,087,621
2,955	Albertson’s LLC, Term Loan B5	5.292%	3-Month LIBOR	3.000%	12/21/22	Ba2	2,937,877
1,897	Albertson’s LLC, Term Loan B6	4.956%	3-Month LIBOR	3.000%	6/22/23	Ba2	1,879,947
1,082	BJ’s Wholesale Club, Inc., Term Loan B, First Lien	5.391%	1-Month LIBOR	3.500%	2/03/24	B–	1,088,037
718	Del Monte Foods Company, Term Loan, First Lien	5.154%	3-Month LIBOR	3.250%	2/18/21	Caa1	610,406
885	Save-A-Lot, Term Loan B	7.901%	1-Month LIBOR	6.000%	12/05/23	B2	770,799
32,825	Total Food & Staples Retailing						32,374,687

	Food Products – 3.5% (2.2% of Total Investments)

1,925	Hearthside Group Holdings LLC, Term Loan B	4.901%	1-Month LIBOR	3.000%	6/02/21	B1	1,933,124
4,010	Jacobs Douwe Egberts, Term Loan B	4.063%	3-Month LIBOR	2.250%	7/04/22	BB	4,046,412
1,079	Keurig Green Mountain, Inc., Term Loan A, First Lien	3.250%	1-Week LIBOR	1.500%	3/03/21	BBB–	1,078,894
2,793	Pinnacle Foods Finance LLC, Term Loan B	3.637%	1-Month LIBOR	1.750%	2/02/24	BB+	2,816,962
12,664	US Foods, Inc., Term Loan B	4.401%	1-Month LIBOR	2.500%	6/27/23	BB	12,794,662
22,471	Total Food Products						22,670,054

	Health Care Equipment & Supplies – 1.7% (1.0% of Total Investments)

2,061	Acelity, Term Loan B	5.552%	3-Month LIBOR	3.250%	2/02/24	B1	2,077,931
556	Ardent Medical Services, Inc., Term Loan B, First Lien	7.401%	1-Month LIBOR	5.500%	8/04/21	BB–	559,943
1,083	ConvaTec, Inc., Term Loan B	4.552%	3-Month LIBOR	2.250%	10/25/23	BB	1,091,753
1,606	Greatbatch, New Term Loan B	5.150%	1-Month LIBOR	3.250%	10/27/22	B+	1,623,479
2,234	Onex Carestream Finance LP, Term Loan, First Lien	5.901%	1-Month LIBOR	4.000%	6/07/19	B1	2,249,238
2,328	Onex Carestream Finance LP, Term Loan, Second Lien	10.401%	1-Month LIBOR	8.500%	12/07/19	B–	2,327,684
1,000	Vyaire Medical, Inc., Term Loan B	7.232%	6-Month LIBOR	4.750%	4/16/25	B2	975,000
10,868	Total Health Care Equipment & Supplies						10,905,028

	Health Care Providers & Services – 6.2% (3.8% of Total Investments)

1,889	Acadia Healthcare, Inc., Term Loan B3	4.401%	1-Month LIBOR	2.500%	2/11/22	Ba2	1,909,662
3,176	Air Medical Group Holdings, Inc., Term Loan B	5.128%	1-Month LIBOR	3.250%	4/28/22	B1	3,194,173
3,491	Air Medical Group Holdings, Inc., Term Loan B	6.147%	1-Month LIBOR	4.250%	3/14/25	B1	3,533,075
1,036	Community Health Systems, Inc., Term Loan G	4.984%	3-Month LIBOR	3.000%	12/31/19	B2	1,020,968
1,845	Community Health Systems, Inc., Term Loan H	5.234%	3-Month LIBOR	3.250%	1/27/21	B2	1,794,686
1,424	Concentra, Inc., Term Loan B	4.530%	3-Month LIBOR	2.750%	6/01/22	B+	1,438,354
677	DaVita HealthCare Partners, Inc., Tranche B, Term Loan	4.651%	1-Month LIBOR	2.750%	6/24/21	BBB–	684,078
1,008	Envision Healthcare Corporation, Term Loan B, First Lien	4.910%	1-Month LIBOR	3.000%	12/01/23	BB–	1,014,018
2,635	HCA, Inc., Term Loan A5	3.401%	1-Month LIBOR	1.500%	6/10/20	BBB–	2,653,535
3,309	HCA, Inc., Term Loan B11	3.651%	1-Month LIBOR	1.750%	3/17/23	BBB–	3,330,968
1,896	Healogics, Inc., Term Loan, First Lien	6.280%	3-Month LIBOR	4.250%	7/01/21	B–	1,709,232
132	Heartland Dental Care, Inc., Delay Draw Facility, (WI/DD)	TBD	TBD	TBD	TBD	B2	132,507

JFR	Nuveen Floating Rate Income Fund (continued)
Portfolio of Investments April 30, 2018
(Unaudited)

Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value

	Health Care Providers & Services (continued)

$879	Heartland Dental Care, Inc., Term Loan, First Lien, (WI/DD)	TBD	TBD	TBD	TBD	B2	$883,381
3,688	Millennium Laboratories, Inc., Term Loan B, First Lien	8.401%	1-Month LIBOR	6.500%	12/21/20	CCC+	1,312,988
1,262	MultiPlan, Inc., Term Loan B	5.052%	3-Month LIBOR	2.750%	6/07/23	B+	1,270,225
7,903	Pharmaceutical Product Development, Inc., Term Loan B	4.611%	3-Month LIBOR	2.500%	8/18/22	Ba3	7,955,445
1,500	PharMerica, Term Loan, First Lien	5.395%	1-Month LIBOR	3.500%	12/06/24	B1	1,509,375
1,500	Prospect Medical Holdings, Term Loan B1	7.438%	1-Month LIBOR	5.500%	2/22/24	B1	1,511,250
270	Quorum Health Corp., Term Loan B	8.651%	1-Month LIBOR	6.750%	4/29/22	B1	276,577
2,889	Select Medical Corporation, Term Loan B	4.651%	1-Month LIBOR	2.750%	3/01/21	Ba2	2,921,772
371	Vizient, Inc., Term Loan B	4.651%	1-Month LIBOR	2.750%	2/13/23	BB–	373,974
42,780	Total Health Care Providers & Services						40,430,243

	Health Care Technology – 1.7% (1.1% of Total Investments)

4,346	Catalent Pharma Solutions, Inc., Term Loan B	4.151%	1-Month LIBOR	2.250%	5/20/24	BB	4,371,008
6,930	Emdeon, Inc., Term Loan	4.651%	1-Month LIBOR	2.750%	3/01/24	Ba3	6,965,204
11,276	Total Health Care Technology						11,336,212

	Hotels, Restaurants & Leisure – 11.4% (7.1% of Total Investments)

1,247	Aramark Corporation, Term Loan B1	3.901%	1-Month LIBOR	2.000%	3/11/25	BBB–	1,257,199
1,000	Arby’s Restaurant Group, Inc., Term Loan B	5.194%	2-Month LIBOR	3.250%	2/05/25	B1	1,012,345
18,645	Burger King Corporation, Term Loan B3	4.151%	1-Month LIBOR	2.250%	2/16/24	Ba3	18,720,257
2,536	Caesars Entertainment Operating Company, Inc., Term Loan B	3.901%	1-Month LIBOR	2.000%	10/06/24	BB	2,544,252
4,988	Caesars Resort Collection, Term Loan, First Lien	4.651%	1-Month LIBOR	2.750%	12/23/24	BB	5,033,909
2,194	CCM Merger, Inc., Term Loan B	4.651%	1-Month LIBOR	2.750%	8/09/21	BB–	2,212,110
4,618	CityCenter Holdings LLC, Term Loan B	4.401%	1-Month LIBOR	2.500%	4/18/24	BB–	4,646,064
9,579	Hilton Hotels Corporation, Term Loan B2	3.647%	1-Month LIBOR	1.750%	10/25/23	BBB–	9,668,483
3,688	Intrawest Resorts Holdings, Inc., Term Loan B	4.901%	1-Month LIBOR	3.000%	7/31/24	B	3,718,847
2,520	Life Time Fitness, Inc., Term Loan B	4.734%	3-Month LIBOR	2.750%	6/10/22	BB–	2,530,943
3,347	MGM Growth Properties, Term Loan B	3.901%	1-Month LIBOR	2.000%	4/25/25	BB+	3,369,645
11,328	Scientific Games Corp., Initial Term Loan B5	4.726%	2-Month LIBOR	2.750%	8/14/24	Ba3	11,409,976
3,198	Seaworld Parks and Entertainment, Inc., Term Loan B5	5.302%	3-Month LIBOR	3.000%	4/01/24	B	3,199,530
3,470	Station Casino LLC, Term Loan B	4.410%	1-Month LIBOR	2.500%	6/08/23	BB	3,487,135
2,000	Wyndham International, Inc., Term Loan B, (WI/DD)	TBD	TBD	TBD	TBD	BBB–	2,018,010
74,358	Total Hotels, Restaurants & Leisure						74,828,705

	Household Products – 0.8% (0.5% of Total Investments)

4,403	Revlon Consumer Products Corporation, Term Loan B, First Lien	5.401%	1-Month LIBOR	3.500%	11/16/20	B3	3,414,933
2,302	Serta Simmons Holdings LLC, Term Loan, First Lien	5.695%	3-Month LIBOR	3.500%	11/08/23	B2	2,088,241
6,705	Total Household Products						5,503,174

	Independent Power & Renewable Electricity Producers – 0.7% (0.4% of Total Investments)

1,146	Dynegy, Inc., Tranche Term Loan C2	4.398%	1-Month LIBOR	2.500%	2/07/24	Ba1	1,155,122
3,250	NRG Energy, Inc., Term Loan B, (DD1)	4.052%	3-Month LIBOR	1.750%	6/30/23	Baa3	3,262,041
4,396	Total Independent Power & Renewable Electricity Producers						4,417,163

	Industrial Conglomerates – 1.0% (0.6% of Total Investments)

3,479	Brand Energy & Infrastructure Services, Inc., Term Loan B, First Lien	6.611%	3-Month LIBOR	4.250%	6/16/24	B	3,517,653
1,500	Education Advisory Board, Term Loan, First Lien	6.252%	2-Month LIBOR	3.750%	11/15/24	B	1,507,500
1,622	Foresight Energy LLC, Term Loan, First Lien	8.109%	3-Month LIBOR	5.750%	3/28/22	B	1,591,192
6,601	Total Industrial Conglomerates						6,616,345

	Insurance – 1.9% (1.2% of Total Investments)

990	Acrisure LLC, Term Loan B	6.609%	3-Month LIBOR	4.250%	11/22/23	B	1,005,395
6,149	Alliant Holdings I LLC, Term Loan B, (DD1)	4.929%	1-Month LIBOR	3.250%	4/27/25	B	6,195,377
5,369	Hub International Holdings, Inc., Term Loan B, (WI/DD)	TBD	TBD	TBD	TBD	B	5,407,676
12,508	Total Insurance						12,608,448

Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value

	Internet and Direct Marketing Retail – 0.3% (0.2% of Total Investments)

$2,000	Uber Technologies, Inc., Term Loan	5.890%	1-Month LIBOR	4.000%	4/04/25	N/R	$2,022,710

	Internet Software & Services – 1.6% (1.0% of Total Investments)

1,965	Ancestry.com, Inc., Term Loan, First Lien	5.150%	1-Month LIBOR	3.250%	10/19/23	B	1,980,661
1,500	GTT Communications, Inc., Term Loan, First Lien, (WI/DD)	TBD	TBD	TBD	TBD	B	1,491,330
1,520	Rackspace Hosting, Inc., Refinancing Term B Loan, First Lien	4.787%	1-Month LIBOR	3.000%	11/03/23	BB–	1,518,426
3,651	Sabre, Inc., Term Loan B	3.901%	1-Month LIBOR	2.000%	2/22/24	Ba2	3,669,112
2,448	SkillSoft Corporation, Term Loan, Second Lien	10.127%	1-Month LIBOR	8.250%	4/28/22	CCC	2,092,556
11,084	Total Internet Software & Services						10,752,085

	IT Services – 3.6% (2.3% of Total Investments)

1,156	DigiCert, Term Loan, First Lien	6.651%	1-Month LIBOR	4.750%	10/31/24	B	1,161,494
1,155	Engility Corporation, Term Loan B2	4.682%	1-Month LIBOR	2.750%	8/11/23	BB–	1,156,977
1,000	First Data Corporation, Term Loan A	3.647%	1-Month LIBOR	1.750%	6/02/20	BB	1,002,250
2,290	First Data Corporation, Term Loan, First Lien	4.147%	1-Month LIBOR	2.250%	7/10/22	BB	2,301,222
9,528	First Data Corporation, Term Loan, First Lien	4.147%	1-Month LIBOR	2.250%	4/26/24	BB	9,572,407
1,736	Gartner, Inc., Term Loan A	3.901%	1-Month LIBOR	2.000%	3/21/22	BB+	1,750,763
190	Gartner, Inc., Term Loan B	3.901%	1-Month LIBOR	2.000%	4/05/24	BB+	191,604
949	PEAK 10, Inc., Term Loan B	5.802%	3-Month LIBOR	3.500%	8/01/24	B	949,408
2,481	Tempo Acquisition LLC, Term Loan B	4.901%	1-Month LIBOR	3.000%	5/01/24	B1	2,498,569
1,500	Vantiv, Inc., Term Loan B	3.896%	1-Month LIBOR	2.000%	8/09/24	BBB–	1,511,715
1,474	WEX, Inc., Term Loan B	4.151%	1-Month LIBOR	2.250%	7/01/23	BB–	1,485,312
23,459	Total IT Services						23,581,721

	Leisure Products – 1.1% (0.7% of Total Investments)

2,565	24 Hour Fitness Worldwide, Inc., Term Loan B	6.052%	3-Month LIBOR	3.750%	5/28/21	Ba3	2,583,399
1,049	Academy, Ltd., Term Loan B	5.928%	3-Month LIBOR	4.000%	7/01/22	B3	834,308
2,705	Equinox Holdings, Inc., Term Loan B1	4.901%	1-Month LIBOR	3.000%	3/08/24	B+	2,725,493
988	Four Seasons Holdings, Inc., Term Loan B	3.901%	1-Month LIBOR	2.000%	11/30/23	BB	995,800
7,307	Total Leisure Products						7,139,000

	Life Sciences Tools & Services – 0.3% (0.2% of Total Investments)

743	Inventiv Health, Inc., Term Loan B	4.127%	1-Month LIBOR	2.250%	8/01/24	BB–	746,710
1,493	Parexel International Corp., Term Loan B	4.651%	1-Month LIBOR	2.750%	9/27/24	B1	1,499,268
2,236	Total Life Sciences Tools & Services						2,245,978

	Machinery – 1.1% (0.7% of Total Investments)

3,239	Gardner Denver, Inc., Term Loan B	5.052%	3-Month LIBOR	2.750%	7/30/24	B+	3,261,780
1,470	Gates Global LLC, Term Loan B	5.052%	3-Month LIBOR	2.750%	4/01/24	B+	1,480,574
1,496	Navistar, Inc., Tranche B, Term Loan	5.400%	1-Month LIBOR	3.500%	11/06/24	Ba3	1,508,175
765	Rexnord LLC/ RBS Global, Inc., Term Loan, First Lien	4.148%	1-Month LIBOR	2.250%	8/21/24	BB+	771,589
6,970	Total Machinery						7,022,118

	Marine – 0.1% (0.1% of Total Investments)

1,350	American Commercial Lines LLC, Term Loan B, First Lien	10.651%	1-Month LIBOR	8.750%	11/12/20	CCC+	792,032

	Media – 14.6% (9.1% of Total Investments)

2,067	Advantage Sales & Marketing, Inc., Term Loan, First Lien	5.151%	1-Month LIBOR	3.250%	7/23/21	B1	1,984,336
1,980	Affinion Group Holdings, Inc., Term Loan, First Lien	9.561%	3-Month LIBOR	7.750%	5/10/22	B2	2,058,794
6,843	Catalina Marketing Corporation, Term Loan, First Lien	5.401%	1-Month LIBOR	3.500%	4/09/21	B2	4,300,571
2,000	Catalina Marketing Corporation, Term Loan, Second Lien	8.651%	1-Month LIBOR	6.750%	4/11/22	Caa2	421,000
7,350	Cequel Communications LLC, Term Loan B	4.151%	1-Month LIBOR	2.250%	7/28/25	BB	7,355,715
4,913	Charter Communications Operating Holdings LLC, Term Loan B	3.910%	1-Month LIBOR	2.000%	4/30/25	BBB–	4,940,321
4,000	Cineworld Group PLC, Term Loan B	4.401%	1-Month LIBOR	2.500%	2/28/25	BB–	3,999,580
9,868	Clear Channel Communications, Inc., Term Loan E, (6)	9.802%	3-Month LIBOR	7.500%	7/30/19	Caa2	7,870,844
6,897	Clear Channel Communications, Inc., Tranche D, Term Loan, (6)	9.052%	3-Month LIBOR	6.750%	1/30/19	Caa2	5,511,276
2,250	CSC Holdings LLC, Term Loan B	4.277%	1-Month LIBOR	2.500%	1/25/26	Ba2	2,254,219

JFR	Nuveen Floating Rate Income Fund (continued)
Portfolio of Investments April 30, 2018
(Unaudited)

Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value

	Media (continued)

$12,449	Cumulus Media, Inc., Term Loan B, (6)	5.160%	1-Month LIBOR	3.250%	12/23/20	N/R	$10,565,670
2,388	Getty Images, Inc., Term Loan B, First Lien	5.802%	3-Month LIBOR	3.500%	10/18/19	B3	2,273,637
884	Gray Television, Inc., Term Loan B2	4.137%	1-Month LIBOR	2.250%	2/07/24	BB	888,615
2,888	IMG Worldwide, Inc., Term Loan, First Lien	5.160%	1-Month LIBOR	3.250%	5/06/21	B+	2,912,875
848	Lions Gate Entertainment Corp., Term Loan B	4.148%	1-Month LIBOR	2.250%	3/24/25	Ba2	852,423
3,942	McGraw-Hill Education Holdings LLC, Term Loan B	5.901%	1-Month LIBOR	4.000%	5/02/22	B+	3,874,786
4,000	Meredith, Term Loan B	4.901%	1-Month LIBOR	3.000%	1/31/25	BB	4,031,260
617	Nexstar Broadcasting Group, Term Loan	4.387%	1-Month LIBOR	2.500%	1/17/24	BB+	619,906
4,800	Nexstar Broadcasting Group, Term Loan B	4.387%	1-Month LIBOR	2.500%	1/17/24	BB+	4,826,567
995	Red Ventures, Term Loan B	5.901%	1-Month LIBOR	4.000%	11/08/24	B+	1,008,557
2,750	Sinclair Television Group, Term Loan B2, (WI/DD)	TBD	TBD	TBD	TBD	BB+	2,763,750
2,914	Springer Science & Business Media, Inc., Term Loan B13, First Lien	5.330%	1-Month LIBOR	3.500%	8/15/22	B	2,926,769
16,052	Univision Communications, Inc., Term Loan C5	4.651%	1-Month LIBOR	2.750%	3/15/24	BB–	15,859,937
340	Yell Group PLC, Term Loan A2, First Lien	8.000%	3-Month LIBOR	7.000%	9/07/21	N/R	341,971
343	Yell Group PLC, Term Loan B2, First Lien	8.500%	N/A	N/A	9/07/65	N/R	978,116
104,378	Total Media						95,421,495

	Metals & Mining – 0.5% (0.3% of Total Investments)

1,489	CanAm Construction, Inc., Term Loan B	7.401%	1-Month LIBOR	5.500%	7/01/24	B	1,507,359
1,653	Zekelman Industries, Term Loan B	4.999%	3-Month LIBOR	2.750%	6/14/21	BB–	1,665,170
3,142	Total Metals & Mining						3,172,529

	Multiline Retail – 0.7% (0.5% of Total Investments)

1,780	Belk, Inc., Term Loan B, First Lien	7.088%	3-Month LIBOR	4.750%	12/12/22	B2	1,521,276
2,000	EG America LLC, Term Loan, First Lien, (WI/DD)	TBD	TBD	TBD	TBD	B	2,002,000
1,382	Hudson’s Bay Company, Term Loan B, First Lien	5.150%	1-Month LIBOR	3.250%	9/30/22	BB	1,316,240
5,162	Total Multiline Retail						4,839,516

	Oil, Gas & Consumable Fuels – 3.9% (2.4% of Total Investments)

1,455	BCP Renaissance Parent, Term Loan B	5.862%	3-Month LIBOR	4.000%	10/31/24	B+	1,463,636
1,750	California Resources Corporation, Term Loan	12.273%	1-Month LIBOR	10.375%	12/31/21	B	1,975,313
2,350	California Resources Corporation, Term Loan B	6.647%	1-Month LIBOR	4.750%	12/31/22	B	2,408,750
301	Energy and Exploration Partners, Term Loan, Second Lien, (6)	5.000%	N/A	N/A	5/13/22	N/R	4,512
3,333	Fieldwood Energy LLC, Exit Term Loan	7.151%	1-Month LIBOR	5.250%	4/11/22	B+	3,356,105
1,160	Fieldwood Energy LLC, Exit Term Loan, second Lien	9.151%	1-Month LIBOR	7.250%	4/11/23	B+	1,123,592
4,508	Harvey Gulf International Marine, Inc., Term Loan, (6)	0.000%	N/A	N/A	6/18/18	D	1,780,740
624	Harvey Gulf International Marine, Inc., Term Loan A, (WI/DD), (6)	TBD	TBD	TBD	TBD	D	243,253
5,832	Harvey Gulf International Marine, Inc., Term Loan B, (DD1), (6)	0.000%	N/A	N/A	6/18/20	D	2,289,223
5,000	McDermott International, Term Loan, (WI/DD)	TBD	TBD	TBD	TBD	Ba2	4,975,800
1,461	Peabody Energy Corporation, Term Loan B	4.651%	1-Month LIBOR	2.750%	3/31/25	BB	1,466,923
4,947	Seadrill Partners LLC, Initial Term Loan, (DD1)	8.302%	3-Month LIBOR	6.000%	2/21/21	CCC+	4,252,462
63	Southcross Holdings Borrower L.P., Term Loan B, First Lien, (cash 3.500%, PIK 5.500%)	3.500%	N/A	N/A	4/13/23	CCC+	62,564
32,784	Total Oil, Gas & Consumable Fuels						25,402,873

	Personal Products – 1.3% (0.8% of Total Investments)

6,250	Coty, Inc., Term Loan A	3.628%	1-Month LIBOR	1.750%	4/05/23	BB+	6,242,187
2,000	Coty, Inc., Term Loan B	4.128%	1-Month LIBOR	2.250%	4/07/25	BB+	2,001,960
8,250	Total Personal Products						8,244,147

	Pharmaceuticals – 0.7% (0.4% of Total Investments)

820	Alphabet Holding Company, Inc., Initial Term Loan, First Lien, (WI/DD)	TBD	TBD	TBD	TBD	B–	715,450
3,912	Concordia Healthcare Corporation, Term Loan B, First Lien	6.151%	1-Month LIBOR	4.250%	10/21/21	Caa2	3,563,929
81	Valeant Pharmaceuticals International, Inc., Term Loan B	5.394%	1-Month LIBOR	3.500%	4/01/22	BB–	82,157
4,813	Total Pharmaceuticals						4,361,536

Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value

	Professional Services – 2.2% (1.4% of Total Investments)

$2,256	Ceridian HCM Holding, Inc., Term Loan B, (WI/DD)	TBD	TBD	TBD	TBD	B–	$2,266,769
7,673	Formula One Group, Term Loan B	4.401%	1-Month LIBOR	2.500%	2/01/24	B+	7,672,134
2,970	Nielsen Finance LLC, Term Loan B4	3.895%	1-Month LIBOR	2.000%	10/04/23	BBB–	2,989,721
1,197	On Assignment, Inc., Term Loan B	3.901%	1-Month LIBOR	2.000%	4/02/25	BB	1,204,256
14,096	Total Professional Services						14,132,880

	Real Estate Management & Development – 1.7% (1.1% of Total Investments)

1,000	Altisource Solutions S.A R.L., Term Loan B	6.308%	3-Month LIBOR	4.000%	3/29/24	B+	996,665
4,395	Capital Automotive LP, Term Loan, First Lien	4.410%	1-Month LIBOR	2.500%	3/25/24	B1	4,420,137
3,664	Capital Automotive LP, Term Loan, Second Lien	7.910%	1-Month LIBOR	6.000%	3/24/25	B3	3,719,216
2,000	Trico Group LLC, Term Loan, First Lien	8.484%	3-Month LIBOR	6.500%	2/02/24	B	2,020,000
11,059	Total Real Estate Management & Development						11,156,018

	Road & Rail – 0.3% (0.2% of Total Investments)

1,955	Quality Distribution, Incremental Term Loan, First Lien	7.802%	3-Month LIBOR	5.500%	8/18/22	B2	1,981,060

	Semiconductors & Semiconductor Equipment – 1.5% (0.9% of Total Investments)

1,416	Cypress Semiconductor Corp, Term Loan B	4.150%	1-Month LIBOR	2.250%	7/05/21	BB	1,433,009
2,135	Lumileds, Term Loan B	5.732%	3-Month LIBOR	3.500%	6/30/24	Ba3	2,168,372
1,719	Micron Technology, Inc., Term Loan B	4.113%	1-Month LIBOR	1.750%	4/10/22	Baa2	1,735,494
2,080	Microsemi Corporation, Term Loan B	3.898%	1-Month LIBOR	2.000%	1/15/23	BB	2,087,938
2,146	On Semiconductor Corp., Term Loan B	3.901%	1-Month LIBOR	2.000%	3/31/23	Baa3	2,162,372
9,496	Total Semiconductors & Semiconductor Equipment						9,587,185

	Software – 13.6% (8.5% of Total Investments)

5,586	Avaya Inc., Term Loan, First Lien	6.647%	1-Month LIBOR	4.750%	12/15/24	B	5,654,345
2,329	Blackboard, Inc., Term Loan B4	6.894%	3-Month LIBOR	5.000%	6/30/21	B	2,201,962
7,341	BMC Software, Inc., Term Loan, First Lien	5.151%	1-Month LIBOR	3.250%	9/10/22	B+	7,379,760
5,389	Compuware Corporation, Term Loan B3	5.400%	1-Month LIBOR	3.500%	12/15/21	B	5,463,741
1,478	DTI Holdings, Inc., Replacement Term Loan B1	6.711%	2-Month LIBOR	4.750%	9/29/23	B	1,484,750
3,641	Ellucian, Term Loan B, First Lien	5.552%	3-Month LIBOR	3.250%	9/30/22	B	3,662,867
4,444	Greeneden U.S. Holdings II LLC, Term Loan B	5.802%	3-Month LIBOR	3.500%	12/01/23	B	4,477,305
11,073	Infor (US), Inc., Term Loan B	4.651%	1-Month LIBOR	2.750%	2/01/22	B1	11,137,461
2,517	Informatica, Term Loan B	5.151%	1-Month LIBOR	3.250%	8/05/22	B	2,537,873
1,485	Kronos Incorporated, Term Loan B	4.880%	2-Month LIBOR	3.000%	11/20/23	B	1,499,663
1,000	McAfee Holdings International, Inc., Term Loan, Second Lien	10.401%	1-Month LIBOR	8.500%	9/29/25	B–	1,018,125
4,349	McAfee LLC, Term Loan	6.401%	1-Month LIBOR	4.500%	9/30/24	B1	4,411,150
1,158	Micro Focus International PLC, New Term Loan	4.651%	1-Month LIBOR	2.750%	6/21/24	BB–	1,156,599
7,820	Micro Focus International PLC, Term Loan B	4.651%	1-Month LIBOR	2.750%	6/21/24	BB–	7,810,801
5,476	Micro Focus International PLC, Term Loan B2	4.401%	1-Month LIBOR	2.500%	11/19/21	BB–	5,480,850
893	Misys, New Term Loan, Second Lien	9.234%	3-Month LIBOR	7.250%	6/13/25	CCC+	884,916
75	Mitchell International, Inc., Delayed Draw Term Loan, First Lien, (5)	0.500%	N/A	N/A	11/29/24	B1	74,728
925	Mitchell International, Inc., Initial Term Loan, First Lien	5.151%	1-Month LIBOR	3.250%	11/29/24	B1	926,627
1,000	Mitchell International, Inc., Initial Term Loan, Second Lien	9.151%	1-Month LIBOR	7.250%	12/01/25	CCC	1,006,000
1,975	RP Crown Parent, LLC, Term Loan B	4.651%	1-Month LIBOR	2.750%	10/15/23	B1	1,991,659
6,170	SS&C Technologies, Inc./ Sunshine Acquisition II, Inc., Term Loan B3	4.401%	1-Month LIBOR	2.500%	4/16/25	BB	6,219,431
2,283	SS&C Technologies, Inc./ Sunshine Acquisition II, Inc., Term Loan B4	4.401%	1-Month LIBOR	2.500%	4/16/25	BB	2,301,125
8,698	Tibco Software, Inc., Term Loan, First Lien	5.410%	1-Month LIBOR	3.500%	12/04/20	B1	8,767,623
750	Uber Technologies, Inc., Term Loan B, First Lien, (WI/DD)	TBD	TBD	TBD	TBD	N/R	756,952
739	Vertafore, Inc., Term Loan, First Lien	5.151%	1-Month LIBOR	3.250%	6/30/23	B	745,779
88,594	Total Software						89,052,092

	Specialty Retail – 1.8% (1.1% of Total Investments)

3,438	99 Cents Only Stores, Tranche B2, Term Loan, Second Lien, (cash 8.661%, PIK 1.500%)	8.661%	3-Month LIBOR	6.500%	1/13/22	CCC+	3,364,993
1,272	Neiman Marcus Group, Inc., Term Loan	5.141%	1-Month LIBOR	3.250%	10/25/20	Caa1	1,122,052
6,432	Petco Animal Supplies, Inc., Term Loan B1	5.609%	3-Month LIBOR	3.250%	1/26/23	B2	4,433,551
3,875	Petsmart Inc., Term Loan B, First Lien, (DD1)	4.890%	1-Month LIBOR	3.000%	3/11/22	B1	3,058,509
15,017	Total Specialty Retail						11,979,105

JFR	Nuveen Floating Rate Income Fund (continued)
Portfolio of Investments April 30, 2018
(Unaudited)

Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value

	Technology Hardware, Storage & Peripherals – 6.2% (3.8% of Total Investments)

$1,294	Conduent, Inc., Term Loan B	4.901%	1-Month LIBOR	3.000%	12/07/23	BB+	$1,303,314
16,050	Dell International LLC, Refinancing Term Loan B	3.910%	1-Month LIBOR	2.000%	9/07/23	BBB–	16,115,266
7,508	Dell International LLC, Replacement Term Loan A2	3.660%	1-Month LIBOR	1.750%	9/07/21	BBB–	7,525,593
3,032	Dell International LLC, Replacement Term Loan A3	3.410%	1-Month LIBOR	1.500%	12/31/18	BBB–	3,035,341
1,692	Dell Software Group, Repriced Term Loan B	7.859%	3-Month LIBOR	5.500%	10/31/22	B	1,705,581
10,660	Western Digital U.S., Term Loan B3	3.900%	1-Month LIBOR	2.000%	4/29/23	Baa2	10,743,575
40,236	Total Technology Hardware, Storage & Peripherals						40,428,670

	Trading Companies & Distributors – 0.0% (0.0% of Total Investments)

285	HD Supply Waterworks, Ltd., Term Loan B	5.115%	3-Month LIBOR	3.000%	8/01/24	B+	287,372

	Transportation Infrastructure – 1.9% (1.2% of Total Investments)

9,452	Avolon, Repriced Term Loan B2	4.147%	1-Month LIBOR	2.250%	3/21/22	BBB–	9,482,437
148	Ceva Group PLC, Canadian Term Loan	7.859%	3-Month LIBOR	5.500%	3/19/21	B–	147,160
857	Ceva Group PLC, Dutch B.V., Term Loan	7.859%	3-Month LIBOR	5.500%	3/19/21	B–	853,526
846	Ceva Group PLC, Synthetic Letter of Credit Term Loan	6.500%	N/A	N/A	3/19/21	B–	843,081
1,182	Ceva Group PLC, US Term Loan	7.859%	3-Month LIBOR	5.500%	3/19/21	B–	1,177,277
12,485	Total Transportation Infrastructure						12,503,481

	Wireless Telecommunication Services – 4.9% (3.0% of Total Investments)

4,396	Asurion LLC, Term Loan B4	4.651%	1-Month LIBOR	2.750%	8/04/22	Ba3	4,431,344
4,028	Asurion LLC, Term Loan B6	4.651%	1-Month LIBOR	2.750%	11/03/23	Ba3	4,061,536
11,385	Sprint Corporation, Term Loan, First Lien	4.438%	1-Month LIBOR	2.500%	2/02/24	Ba2	11,433,045
3,500	Syniverse Holdings, Inc., Initial Term Loan, Second Lien	10.895%	1-Month LIBOR	9.000%	3/11/24	CCC+	3,552,500
4,700	Syniverse Holdings, Inc., Tranche Term Loan C	6.895%	1-Month LIBOR	5.000%	3/09/23	B	4,757,458
3,682	UPC Financing Partnership, Term Loan AR1, First Lien	4.397%	1-Month LIBOR	2.500%	1/15/26	BB	3,694,071
31,691	Total Wireless Telecommunication Services						31,929,954
$869,149	Total Variable Rate Senior Loan Interests (cost $856,333,619)						842,138,777

Principal Amount (000)	Description (1)			Coupon	Maturity	Ratings (4)	Value

	CORPORATE BONDS – 20.0% (12.5% of Total Investments)

	Containers & Packaging – 0.9% (0.5% of Total Investments)

$5,718	Reynolds Group			5.750%	10/15/20	B+	$5,758,903

	Diversified Telecommunication Services – 4.1% (2.6% of Total Investments)

9,702	IntelSat Jackson Holdings			5.500%	8/01/23	CCC+	8,137,552
7,080	IntelSat Jackson Holdings, 144A			9.750%	7/15/25	CCC+	6,938,400
538	IntelSat Limited			6.750%	6/01/18	CCC–	532,620
11,064	IntelSat Limited			7.750%	6/01/21	CCC–	7,495,860
5,260	IntelSat Limited			8.125%	6/01/23	CCC–	3,287,500
750	Level 3 Financing Inc.			5.375%	8/15/22	BB	753,750
34,394	Total Diversified Telecommunication Services						27,145,682

	Equity Real Estate Investment Trusts – 0.7% (0.4% of Total Investments)

4,250	Realogy Group LLC / Realogy Co-Issuer Corporation, 144A			5.250%	12/01/21	B1	4,292,500

	Health Care Providers & Services – 1.1% (0.7% of Total Investments)

7,000	HCA Inc.			6.500%	2/15/20	BBB–	7,315,000

	Hotels, Restaurants & Leisure – 1.2% (0.8% of Total Investments)

2,000	MGM Resorts International Inc.			5.250%	3/31/20	BB	2,045,000
5,500	Scientific Games International Inc.			10.000%	12/01/22	B–	5,926,305
7,500	Total Hotels, Restaurants & Leisure						7,971,305

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (4)	Value

	Household Durables – 1.8% (1.1% of Total Investments)

$3,020	Lennar Corporation, 144A	8.375%	5/16/18	BB+	$3,020,000
6,780	Lennar Corporation	4.125%	12/01/18	BB+	6,780,000
2,100	Lennar Corporation	4.500%	11/15/19	BB+	2,123,625
11,900	Total Household Durables				11,923,625

	Media – 4.5% (2.8% of Total Investments)

1,000	CCO Holdings LLC Finance Corporation	5.750%	9/01/23	BB+	1,012,500
200	Charter Communications Operating LLC/ Charter Communications Operating Capital Corporation	3.579%	7/23/20	BBB–	200,500
11,059	Clear Channel Communications Inc., (6), (7)	12.000%	8/01/21	N/R	—
2,600	Dish DBS Corporation	5.125%	5/01/20	BB	2,587,000
2,000	Dish DBS Corporation	5.875%	7/15/22	BB	1,835,000
2,500	Dish DBS Corporation	5.875%	11/15/24	BB	2,137,500
2,000	Hughes Satellite Systems Corporation	6.500%	6/15/19	BBB–	2,060,000
4,812	iHeartCommunications, Inc., (6)	9.000%	12/15/19	Caa2	3,849,600
16,459	iHeartCommunications, Inc., (cash 12.000%, PIK 2.000%), (6)	14.000%	2/01/21	C	2,131,565
1,762	iHeartCommunications, Inc., 144A, (6)	11.250%	3/01/21	Caa2	1,343,525
8,250	iHeartCommunications, Inc., (6)	9.000%	3/01/21	Caa2	6,579,375
1,730	Neptune Finco Corporation, 144A	10.125%	1/15/23	B2	1,918,138
3,350	Neptune Finco Corporation, 144A	10.875%	10/15/25	B2	3,927,875
57,722	Total Media				29,582,578

	Oil, Gas & Consumable Fuels – 1.5% (0.9% of Total Investments)

6,905	California Resources Corporation, 144A	8.000%	12/15/22	CCC+	5,938,300
700	Denbury Resources Inc.	6.375%	8/15/21	CCC–	633,500
2,547	Denbury Resources Inc., 144A	9.250%	3/31/22	B	2,648,880
750	EP Energy LLC and Everest Acquisition Finance, Inc., 144A	9.375%	5/01/24	Caa2	573,750
10,902	Total Oil, Gas & Consumable Fuels				9,794,430

	Pharmaceuticals – 0.0% (0.0% of Total Investments)

850	Concordia Healthcare Corporation, 144A, (6)	7.000%	4/15/23	C	51,000

	Semiconductors & Semiconductor Equipment – 0.4% (0.3% of Total Investments)

1,564	Advanced Micro Devices, Inc.	7.500%	8/15/22	B	1,708,670
930	Advanced Micro Devices, Inc.	7.000%	7/01/24	B	981,169
2,494	Total Semiconductors & Semiconductor Equipment				2,689,839

	Software – 1.9% (1.2% of Total Investments)

210	Avaya Inc., 144A, (7)	7.000%	4/01/19	N/R	—
5,150	Avaya Inc., 144A, (7)	10.500%	3/01/21	N/R	—
2,000	Balboa Merger Sub Inc., 144A	11.375%	12/01/21	CCC+	2,177,500
5,480	BMC Software Finance Inc., 144A	8.125%	7/15/21	CCC+	5,466,300
753	Boxer Parent Company Inc./BMC Software, 144A, (cash 9.000%, PIK 9.750%)	9.000%	10/15/19	CCC+	751,118
3,650	Infor Us Inc., 144A	5.750%	8/15/20	BB	3,718,437
17,243	Total Software				12,113,355

	Wireless Telecommunication Services – 1.9% (1.2% of Total Investments)

2,250	Sprint Communications Inc.	7.000%	8/15/20	B+	2,379,375
7,750	Sprint Corporation	7.875%	9/15/23	B+	8,311,875
1,750	Sprint Corporation	7.125%	6/15/24	B+	1,801,958
11,750	Total Wireless Telecommunication Services				12,493,208
$171,723	Total Corporate Bonds (cost $140,028,261)				131,131,425

Shares	Description (1)				Value

	COMMON STOCKS – 2.3% (1.4% of Total Investments)

	Diversified Consumer Services – 0.1% (0.0% of Total Investments)

78,490	Cengage Learning Holdings II LP, (8)				$343,394

JFR	Nuveen Floating Rate Income Fund (continued)
Portfolio of Investments April 30, 2018
(Unaudited)

Shares	Description (1)				Value

	Energy Equipment & Services – 0.7% (0.5% of Total Investments)

80,413	C&J Energy Services Inc., (8)				$2,401,132
75,644	Ocean Rig UDW Inc., Class A, (8)				1,835,124
2,712	Vantage Drill International, (8)				600,030
	Total Energy Equipment & Services				4,836,286

	Health Care Providers & Services – 0.0% (0.0% of Total Investments)

74,059	Millenium Health LLC, (8)				1,555

	Media – 0.4% (0.2% of Total Investments)

1,441,988	Hibu PLC, (8), (9)				1
26,045	Metro-Goldwyn-Mayer, (8)				2,526,365
45,942	Tribune Media Company				7,351
	Total Media				2,533,717

	Oil, Gas & Consumable Fuels – 0.0% (0.0% of Total Investments)

64	Southcross Holdings Borrower LP, (8)				19,200

	Software – 1.0% (0.6% of Total Investments)

282,937	Avaya Holdings Corporation, (8)				6,476,428

	Specialty Retail – 0.1% (0.1% of Total Investments)

10,908	Gymboree Corporation, (7), (8)				174,271
29,698	Gymboree Corporation, (8)				529,604
	Total Specialty Retail				703,875
	Total Common Stocks (cost $22,216,303)				14,914,455

Shares	Description (1), (10)				Value

	INVESTMENT COMPANIES – 1.8% (1.1% of Total Investments)

353,668	Eaton Vance Floating-Rate Income Trust Fund				$5,333,313
968,586	Eaton Vance Senior Income Trust				6,518,584
	Total Investment Companies (cost $11,981,509)				11,851,897

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (4)	Value

	ASSET-BACKED SECURITIES – 1.5% (0.9% of Total Investments)

$1,200	Bristol Park CLO Limited, Series 2016-1A, 144A, (3-Month LIBOR reference rate + 7.250% spread), (11)	9.598%	4/15/29	Ba3	$1,244,085
500	Carlyle Global Market Strategies Collateralized Loan Obligations, Series 2013-2A, 144A	1.000%	1/18/29	BB–	502,631
1,200	Dryden Senior Loan Fund, Series 2017-50A, 144A, (3-Month LIBOR reference rate + 6.260% spread), (11)	8.608%	7/15/30	Ba3	1,203,401
1,250	Gilbert Park CLO LTD, Series 2017-1A, 144A, (3-Month LIBOR reference rate + 6.400% spread), (11)	8.748%	10/15/30	Ba3	1,266,361
2,750	Madison Park Funding Limited, Collateralized Loan Obligations, Series 2015-16A, 144A, (3-Month LIBOR reference rate + 5.500% spread), (11)	7.859%	4/20/26	Ba3	2,753,861
1,500	Madison Park Funding Limited, Series 2012-10A, 144A, (3-Month LIBOR reference rate + 7.620% spread), (11)	9.979%	1/20/29	BB	1,536,228
1,250	OZLM Funding Limited, Series 2012-2A, 144A, (3-Month LIBOR reference rate + 7.300% spread), (11)	9.659%	10/30/27	BB	1,260,261
$9,650	Total Asset-Backed Securities (cost $9,408,144)				9,766,828

Shares	Description (1)				Value

	COMMON STOCK RIGHTS – 0.1% (0.1% of Total Investments)

	Oil, Gas & Consumable Fuels – 0.1% (0.1% of Total Investments)

3,092	Freeport Energy, (8)				$122,329
12,958	Freeport Energy, (8)				391,164
	Total Common Stock Rights (cost $410,530)				513,493

Shares	Description (1)					Value

	WARRANTS – 0.0% (0.0% of Total Investments)

	Software – 0.0% (0.0% of Total Investments)

21,002	Avaya Holdings Corporation					$115,511
	Total Warrants (cost $1,915,310)					115,511

Principal Amount (000)	Description (1)	Coupon		Maturity	Ratings (4)	Value

	CONVERTIBLE BONDS – 0.0% (0.0% of Total Investments)

	Communications Equipment – 0.0% (0.0% of Total Investments)

$850	Nortel Networks Limited, (6)	1.750%		4/15/12	N/R	$25,500
$850	Total Convertible Bonds (cost $13,960)					25,500
	Total Long-Term Investments (cost $1,042,307,636)					1,010,457,886

Shares	Description (1)	Coupon				Value

	SHORT-TERM INVESTMENTS – 6.1% (3.8% of Total Investments)

	INVESTMENT COMPANIES – 6.1% (3.8% of Total Investments)

39,770,565	BlackRock Liquidity Funds T-Fund Portfolio, (10)	1.562%	(11)			$39,770,565
	Total Short-Term Investments (cost $39,770,565)					39,770,565
	Total Investments (cost $1,082,078,201) – 160.5%					1,050,228,451
	Borrowings – (38.9)% (13), (14)					(254,300,000)
	Term Preferred Shares, net of deferred offering costs – (18.9)% (15)					(123,965,963)
	Other Assets Less Liabilities – (2.7)% (16)					(17,749,552)
	Net Assets Applicable to Common Shares – 100%					$654,212,936

Investments in Derivatives

Interest Rate Swaps – OTC Uncleared

Counterparty	Notional Amount	Fund Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate (Annualized)		Fixed Rate Payment Frequency	Maturity Date		Value	Unrealized Appreciation (Depreciation)
Morgan Stanley Capital Services LLC	$10,200,000	Pay	1-Month LIBOR	1.750	% (17)	Monthly	12/01/19	(18)	$(18,334)	$(18,334)
Morgan Stanley Capital Services LLC	25,000,000	Pay	1-Month LIBOR	2.700	(19)	Monthly	1/01/22	(20)	(400,510)	(400,510)
Morgan Stanley Capital Services LLC	35,000,000	Pay	1-Month LIBOR	5.750		Monthly	6/01/24	(21)	1,037	1,037
Morgan Stanley Capital Services LLC	55,000,000	Pay	1-Month LIBOR	4.000		Monthly	1/01/27	(22)	(1,765,987)	(1,765,987)
Total	$125,200,000								$(2,183,794)	$(2,183,794)

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

JFR	Nuveen Floating Rate Income Fund (continued)
Portfolio of Investments April 30, 2018
(Unaudited)

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3		Total
Long-Term Investments:
Variable Rate Senior Loan Interests	$—	$842,138,777	$—		$842,138,777
Corporate Bonds	—	131,131,425	—	*	131,131,425
Common Stocks	14,740,183	1	174,271		14,914,455
Investment Companies	11,851,897	—	—		11,851,897
Asset-Backed Securities	—	9,766,828	—		9,766,828
Common Stock Rights	513,493	—	—		513,493
Warrants	115,511	—	—		115,511
Convertible Bonds	—	25,500	—		25,500

Short-Term Investments:
Investment Companies	39,770,565	—	—		39,770,565

Investments in Derivatives:
Interest Rate Swaps**	—	(2,183,794)	—		(2,183,794)
Total	$66,991,649	$980,878,737	$174,271		$1,048,044,657
*	Value equals zero as of the end of the reporting period.
**	Represents net unrealized appreciation (depreciation).

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to the treatment of timing differences in recognizing certain gains and losses on investment transactions and recognition of premium amortization. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

The tables below present the cost and unrealized appreciation (depreciation) of the Fund’s investment portfolio, as determined on a federal income tax basis, as of April 30, 2018.

For purposes of this disclosure, derivative tax cost is generally the sum of any upfront fees or premiums exchanged and any amounts unrealized for income statement reporting but realized in income and/or capital gains for tax reporting. If a particular derivative category does not disclose any tax unrealized appreciation or depreciation, the change in value of those derivatives have generally been fully realized for tax purposes.

Tax cost of investments	$1,092,623,769
Gross unrealized:
Appreciation	$16,987,913
Depreciation	(59,383,231)
Net unrealized appreciation (depreciation) of investments	$(42,395,318)

Tax cost of swaps	$—
Net unrealized appreciation (depreciation) of swaps	(2,183,794)

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.

(2)	Senior loans generally pay interest at rates which are periodically adjusted by reference to a base short-term, floating lending rate (Reference Rate) plus an assigned fixed rate (Spread). These floating lending rates are generally (i) the lending rate referenced by the London Inter-Bank Offered Rate (“LIBOR”), or (ii) the prime rate offered by one or more major United States banks. Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan. The rate shown is the coupon as of the end of the reporting period.

(3)	Senior loans generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments of senior loans may occur. As a result, the actual remaining maturity of senior loans held may be substantially less than the stated maturities shown.

(4)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(5)	Investment, or portion of investment, represents an outstanding unfunded senior loan commitment.

(6)	As of, or subsequent to, the end of the reporting period, this security is non-income producing. Non-income producing, in the case of a fixed-income security, generally denotes that the issuer has (1) defaulted on the payment of principal or interest, (2) is under the protection of the Federal Bankruptcy Court or (3) the Fund’s Adviser has concluded that the issue is not likely to meet its future interest payment obligations and has ceased accruing additional income on the Fund’s records.

(7)	Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Board. For fair value measurement disclosure purposes, investment classified as Level 3.

(8)	Non-income producing; issuer has not declared a dividend within the past twelve months.

(9)	For fair value measurement disclosure purposes, investment classified as Level 2.

(10)	A copy of the most recent financial statements for these investment companies can be obtained directly from the Securities and Exchange Commission on its website at the http://www.sec.gov.

(11)	The rate shown is the annualized seven-day subsidized yield as of the end of the reporting period.

(12)	Variable rate security. The rate shown is the coupon as of the end of the reporting period.

(13)	Borrowings as a percentage of Total Investments is 24.2%.

(14)	The Fund segregates 100% of its eligible investments (excluding any investments separately pledged as collateral for specific investments in derivatives, when applicable) in the Portfolio of Investments as collateral for borrowings.

(15)	Term Preferred Shares, net of deferred offering costs as a percentage of Total Investments is 11.8%.

(16)	Other assets less liabilities includes the unrealized appreciation (depreciation) of certain over-the-counter (“OTC”) derivatives as well as the OTC-cleared and exchange-traded derivatives, when applicable.

(17)	Effective June 1, 2018, the fixed rate paid by the Fund will increase according to a predetermined schedule as specified in the swap contract. Additionally, this fixed rate increase will continue to occur every six months on specific dates through the swap contract’s termination date.

(18)	This interest rate swap has an optional early termination date beginning on December 1, 2017 and monthly thereafter through the termination date as specified in the swap contract.

(19)	Effective April 1, 2017, the fixed rate paid by the Fund will increase according to a predetermined schedule as specified in the swap contract. Additionally, this fixed rate increase will continue to occur every three months on specific dates through the swap contract’s termination date.

(20)	This interest rate swap has an optional early termination date beginning on January 1, 2019 and monthly thereafter through the termination date as specified in the swap contract.

(21)	This interest rate swap has an optional early termination date beginning on June 1, 2020 and monthly thereafter through the termination date as specified in the swap contract.

(22)	This interest rate swap has an optional early termination date beginning on January 1, 2021 and monthly thereafter through the termination date as specified in the swap contract.

144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

DD1	Portion of investment purchased on a delayed delivery basis.

LIBOR	London Inter-Bank Offered Rate

N/A	Not Applicable

PIK	Payment-in-kind (“PIK”) security. Depending on the terms of the security, income may be received in the form of cash, securities, or a combination of both. The PIK rate shown, where applicable, represents the annualized rate of the last PIK payment made by the issuer as of the end of the reporting period.

TBD	Senior loan purchased on a when-issued or delayed-delivery basis. Certain details associated with this purchase are not known prior to the settlement date of the transaction. In addition, senior loans typically trade without accrued interest and therefore a coupon rate is not available prior to settlement. At settlement, if still unknown, the borrower or counterparty will provide the Fund with the final coupon rate and maturity date.

WI/DD	Purchased on a when-issued or delayed delivery basis.

Item 2. Controls and Procedures.

a.	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Nuveen Floating Rate Income Fund

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Vice President and Secretary

Date: June 29, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Cedric H. Antosiewicz
Cedric H. Antosiewicz
Chief Administrative Officer (principal executive officer)

Date: June 29, 2018

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date: June 29, 2018